Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable recorded investment nonaccrual status		¥ 14,678
Impaired loans with a related allowance		8,282
Amount of increase (decrease) in allowance for credit loss on accounts receivable.	¥ 41,561
Corporate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Impaired financing receivable with related allowance unpaid principal balance	¥ 204,404	¥ 14,658